PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net, are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Motor vehicles	—	1,951,696	250,217
Office equipment and other	1,816,860	2,882,448	369,544
Leasehold improvement	809,683	882,691	113,166
	2,626,543	5,716,835	732,927
Less: accumulated depreciation	(1,708,741)	(2,213,337)	(283,761)
Property and equipment, net	917,802	3,503,498	449,166